Average Annual Total Returns - Eaton Vance Global Income Builder NextShares	MSCI World Index One Year	MSCI World Index Five Years	MSCI World Index Ten Years	ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index One Year	ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index Five Years	ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index Ten Years	Blended Index One Year		Blended Index Five Years		Blended Index Ten Years		Eaton Vance Global Income Builder NextShares One Year	Eaton Vance Global Income Builder NextShares Five Years	Eaton Vance Global Income Builder NextShares Ten Years	Eaton Vance Global Income Builder NextShares After Taxes on Distributions One Year	Eaton Vance Global Income Builder NextShares After Taxes on Distributions Five Years	Eaton Vance Global Income Builder NextShares After Taxes on Distributions Ten Years	Eaton Vance Global Income Builder NextShares After Taxes on Distributions and Sales One Year	Eaton Vance Global Income Builder NextShares After Taxes on Distributions and Sales Five Years	Eaton Vance Global Income Builder NextShares After Taxes on Distributions and Sales Ten Years
Total	21.82%	15.02%	12.69%	3.15%	5.86%	6.26%	15.05%	[1]	11.85%	[1]	10.49%	[1]	16.08%	11.33%	10.05%	14.25%	9.20%	8.47%	10.42%	8.51%	7.88%

[1]	The blended index consists of 65% MSCI World Index and 35% ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly. The MSCI World Index reflects net dividends which includes the deduction of withholding taxes. The ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index reflects gross returns.